Fair Value (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Disclosure Tables Abstract
Fair Value Summary Table
	December 31,
	2010		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

	(in millions)
Assets
Marketable securities	$1,772	$1,772	$1,691	$1,691
Derivatives	124	124	120	120
Total assets	$1,896	$1,896	$1,811	$1,811
Liabilities
Debt	$19,551	$20,137	$19,343	$19,778
Derivatives	423	423	303	303
Total liabilities	$19,974	$20,560	$19,646	$20,081

Fair Value Hierarchy For Recurring Measurements Table
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2010

	(in millions)

Assets
Available-for-sale securities	$8	$1,712	$42	$1,762
Trading securities	10	-	-	10
Derivatives	-	63	61	124
Total assets	$18	$1,775	$103	$1,896

Liabilities
Derivatives	$-	$411	$12	$423
Total liabilities	$-	$411	$12	$423

	Quoted Market	Significant
	Prices in Active	Other	Significant
	Market for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2009

	(in millions)

Assets
Available-for-sale securities	$133	$1,501	$42	$1,676
Trading securities	7	-	-	7
Derivatives	-	90	30	120
Total assets	$140	$1,591	$72	$1,803

Liabilities
Derivatives	$-	$273	$30	$303
Total liabilities	$-	$273	$30	$303

Derivatives Level 3 Rollforward Table
	Year Ended December 31,
	2010					2009
	Interest	Cross	Foreign	Commodity
	Rate	Currency	Currency	& Other	Total	Total

	(in millions)

Balance at beginning of period(1)	$(12)	$(12)	$-	$24	$-	$(71)
Total gains (losses) (realized and unrealized):
Included in earnings(2)	1	4	25	21	51	(18)
Included in other comprehensive income	(12)	13	-	-	1	134
Included in regulatory assets	(3)	-	-	1	(2)	-
Purchases, issuances and settlements	7	5	(1)	(28)	(17)	31
Transfers of assets (liabilities) into Level 3(3)	-	-	(2)	-	(2)	1
Transfers of (assets) liabilities out of Level 3(3)	18	-	-	-	18	(77)
Balance at end of period(1)	$(1)	$10	$22	$18	$49	$-

Total gains (losses) for the period included in earnings
attributable to the change in unrealized gains
(losses) relating to assets and liabilities held at the
end of the period	$-	$7	$24	$9	$40	$(2)

Available For Sale Securities Level 3 Rollforward Table
	Year Ended December 31,
	2010	2009

	(in millions)

Balance at beginning of period(1)	$42	$42
Purchases, issuances and settlements	-	-
Balance at end of period	$42	$42

Total gains (losses) for the period included in earnings attributable to the change in unrealized gains/losses relating to assets held at the
end of the period	$-	$-

Fair Value Assets Measured On Nonrecurring Basis Text Block
		Year Ended December 31, 2010
	Carrying	Fair Value			Gross
	Amount(1)	Level 1	Level 2	Level 3	(Gain) Loss

	(in millions)
Long-lived assets held and used:
Southland (Huntington Beach)	$288	$-	$-	$88	$200
Tisza II	160	-	-	75	85
Deepwater	83	-	-	4	79
Discontinued operations and
businesses held for sale:
Eastern Energy	827	-	-	-	827
Barka	20	-	124	-	(104)
Ras Laffan	120	-	226	-	(106)
Goodwill:
Deepwater	18	-	-	-	18
Other	3	-	-	-	3